Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMCAP Fund
Entity Central Index Key	0000004405
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
AMCAP Fund® - Class A
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class A
Trading Symbol	AMCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the f
un
d costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.64% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.

AMCAP Fund® - Class C
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class C
Trading Symbol	AMPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.40% *
*Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with
accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the
fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.

AMCAP Fund® - Class T
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class T
Trading Symbol	TAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 21	0.40% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with
accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.

AMCAP Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-1
Trading Symbol	AMPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F 1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37	0.70% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed
as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-2
Trading Symbol	AMCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.44% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed
as the
fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class F-3
Trading Symbol	FMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 18	0.33% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with
accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed
as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-A
Trading Symbol	CAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.67% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.

AMCAP Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-C
Trading Symbol	CAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us a t (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 77	1.45% *
*Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.

AMCAP Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-E
Trading Symbol	CAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 49	0.92% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed
as the
fund’s
independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-T
Trading Symbol	TACMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 24	0.45% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-1
Trading Symbol	CAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 27	0.50% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-2
Trading Symbol	FMMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us a t (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 23	0.43% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class 529-F-3
Trading Symbol	FMCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 20	0.38% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-1
Trading Symbol	RAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 75	1.42% *
*Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.42%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-2
Trading Symbol	RAFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 75	1.42% *
*Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.42%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-2E
Trading Symbol	RAEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us a t (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 60	1.13% *
*Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-3
Trading Symbol	RAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 52	0.97% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-4
Trading Symbol	RAFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 36	0.67% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-5E
Trading Symbol	RAEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us a t (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.47% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-5
Trading Symbol	RAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us a t (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 20	0.38% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

AMCAP Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	AMCAP Fund®
Class Name	Class R-6
Trading Symbol	RAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMCAP Fund (the "fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 18	0.33% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 94,794,000,000
Holdings Count | Holding	191
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 94,794
Total number of portfolio holdings	191
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Sep. 11, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 11, 2025, Deloitte & Touche (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending February 28, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended February 29, 2024 and February 28, 2025 and the subsequent interim period through September 11, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.